Cover Page	12 Months Ended
Mar. 31, 2021 shares
Cover [Abstract]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No.1 (“Amendment No.1”) to the annual report on Form 20-F of Vedanta Limited amends its annual report on Form 20-F for the year ended March 31, 2021 filed on July 19, 2021 (the “Fiscal 2021 Form 20-F”). Vedanta Limited is filing this Amendment No.1 solely to furnish Exhibit 101 in accordance with Rule 405 of Regulation S-T, which was not included in the Fiscal 2021 Form 20-F in accordance with Rule 405 (a)(2)(ii) of Regulation S-T. Exhibit 101 includes information in eXtensible Business Reporting Language (“XBRL”). Other than as expressly set forth above, this Amendment No. 1 to the Fiscal 2021 Form 20-F does not, and does not purport to, revise, update, amend or restate the information presented in, or any exhibits to, the Fiscal 2021 Form 20-F or reflect any events that have occurred subsequent to the filing of the Fiscal 2021 Form 20-F.
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	VEDL
Entity Registrant Name	VEDANTA LTD
Entity Central Index Key	0001370431
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Security 12(b) Title	American Depositary Shares each representing four equity shares par value ₹ 1 per equity share
Security Exchange Name	NYSE
Entity Address, Country	IN
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	3,717,504,871
ICFR Auditor Attestation Flag	false